Note 3 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract with Customer, Liability, Revenue Recognized	$ 930	$ 140
Contract with Customer, Liability, Total	0
Contract with Customer, Asset, before Allowance for Credit Loss	$ 0